Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current
Cash	$ 18,635,636	$ 7,260,572
Receivables	114,935	42,565
Prepaid expenses	429,331	436,361
Total current assets	19,179,902	7,739,498
Exploration and evaluation assets (Notes 3 and 12)	244,065,107	221,330,931
Reclamation bonds (Note 4)	3,499,646	2,122,559
Property and equipment (Note 5)	174,936	297,164
Right-of-use assets (Note 6)	526,959	730,809
Total assets	267,446,550	232,220,961
Current
Accounts payable and accrued liabilities (Notes 7 and 12)	4,124,229	2,665,559
Current portion of lease liabilities (Note 6)	186,023	163,281
Total Current liabilities	4,310,252	2,828,840
Lease liabilities (Note 6)	378,252	566,597
Deferred revenue (Note 8)	2,582,119
Provision for site reclamation (Note 9)	1,985,521	964,960
Total Liabilities	9,256,144	4,360,397
Shareholders' equity
Share capital (Note 10)	330,813,214	290,532,540
Reserves (Note 10)	9,973,552	10,255,771
Deficit	(82,596,360)	(72,927,747)
Total shareholders' equity	258,190,406	227,860,564
Total liabilities and shareholders' equity	$ 267,446,550	$ 232,220,961